UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number_811-03479

Franklin New York Tax-Free Income Fund
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices)(Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: _650 312-2000

Date of fiscal year end: 5/31

Date of reporting period: 11/30/13

Item 1. Reports to Stockholders.

NOVEMBER 30, 2013

SEMIANNUAL REPORT
AND SHAREHOLDER LETTER

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TAX-FREE INCOME

FRANKLIN
NEW YORK TAX-FREE INCOME FUND

FRANKLIN TEMPLETON
INVESTMENTS

Franklin · Templeton · Mutual Series

	Contents
Shareholder Letter	1	Semiannual Report		Financial Statements	30
		Franklin New York Tax-Free Income Fund	4	Notes to Financial Statements	33
		Performance Summary	10	Shareholder Information	41
		Your Fund’s Expenses	13
		Financial Highlights and
		Statement of Investments	15

| 1

Semiannual Report

Franklin New York Tax-Free Income Fund

Your Fund’s Goal and Main Investments: Franklin New York Tax-Free Income Fund seeks to provide investors with as high a level of income exempt from federal, New York state and New York City personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from federal income taxes, including the federal alternative minimum tax, and from New York state personal income taxes and at least 65% of its total assets in securities that pay interest free from New York City personal income taxes.1

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Credit Quality Breakdown*
11/30/13
% of Total
Ratings	Long-Term Investments**
AAA	15.2%
AA	52.1%
A	26.7%
BBB	4.4%
Below Investment Grade	0.2%
Not Rated	1.4%

*Standard & Poor’s (S&P) is used as the primary independent rating agency source. Moody’s is secondary, and Fitch, if available, is used for securities not rated by Moody’s or S&P. The ratings are an indication of an issuer’s creditworthiness, with long-term ratings typically ranging from AAA (highest) to Below Investment Grade (lowest; includes ratings BB to D). This methodology differs from that used in Fund marketing materials.

**Does not include short-term investments and other net assets.

This semiannual report for Franklin New York Tax-Free Income Fund covers the period ended November 30, 2013.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, decreased from $11.98 on May 31, 2013, to $11.25 on November 30, 2013. The Fund’s

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid the imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 18.

4 | Semiannual Report

Class A shares paid dividends totaling 21.80 cents per share for the reporting period.2 The Performance Summary beginning on page 10 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 3.93% based on an annualization of November’s 3.85 cent per share dividend and the maximum offering price of $11.75 on November 30, 2013. An investor in the 2013 maximum combined effective federal and New York state and City personal income tax bracket of 50.78% (including 3.8% Medicare tax) would need to earn a distribution rate of 7.98% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C and Advisor shares’ performance, please see the Performance Summary.

State Update

New York’s broad, diverse economy strengthened during the six months under review amid higher levels of summer construction activity and sales tax revenues. Building activity was particularly higher in New York City, driven by increases in residential building starts and project values. The state’s overall personal income growth and per-capita personal income were slightly higher than the nation’s, and personal income taxes notably contributed to revenue collections. However, the state remained vulnerable to economic uncertainties because of its heavy reliance on the financial sector as a revenue source. Although construction sector jobs declined by the end of the six months under review, state jobs increased overall, particularly in education and health services. New York’s unemployment rate fell from 7.6% in May, when it matched the national rate, to 7.4% in November, while the national rate declined to 7.0%.3

The state has a history of closing annual budget gaps and has recently done so with more structurally balanced solutions. For example, it bridged a relatively modest fiscal year 2014 gap through state agency cost control efforts and reductions in health and human services spending, and such recurring savings may benefit subsequent fiscal years. New York’s general fund monthly cash balance climbed significantly during the past two years, allowing the state to avoid deferring school aid payments or tax refunds, or borrowing from its short-term investment pool. New York’s state budget was adopted on time for the third consecutive year, indicative of stronger governance, in contrast to its history of delayed budgets. The enacted fiscal year 2014 budget maintained the spending restraints the state established in fiscal year 2012, particularly for its two largest expenditure drivers, Medicaid and school aid. It closed a

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

3. Source: Bureau of Labor Statistics.

Semiannual Report | 5

Dividend Distributions[2]
6/1/13–11/30/13
	Dividend per Share (cents)
Month	Class A	Class C	Advisor Class
June	3.39	2.85	3.48
July	3.39	2.85	3.48
August	3.59	3.05	3.68
September	3.73	3.21	3.83
October	3.85	3.33	3.95
November	3.85	3.33	3.95
Total	21.80	18.62	22.37

sizable gap without adding new taxes; however, it extended a higher tax on top earners to help pay for tax relief to small businesses and middle-income families scheduled to be phased in by 2016. New York’s mid-year state budget report indicated that the fiscal year was proceeding as planned, with slightly lower-than-expected revenue matched by correspondingly lower expenses.

New York’s net tax-supported debt was 6.3% of personal income and $3,174 per capita, compared with the 2.8% and $1,074 national medians.4 Although the state’s debt levels ranked among the nation’s highest, they were in line with other northeastern states, and New York had a below-average employee unfunded liability burden. Seeking to stem pension costs, the state adopted pension reforms to boost employee contributions, raise the retirement age and increase the number of years used to calculate the final average salary. In affirming its AA rating and positive outlook for New York, independent credit rating agency Standard & Poor’s (S&P) noted its view of the state’s robust economy, higher income levels than the nation’s, and history of conservative budgeting including quarterly forecasts and active expense control.5 S&P cited New York’s solid debt and capital management, established rainy day fund and relatively well-funded pension system. According to S&P, these positives were offset by the state’s cyclical finances, above-average reliance on financial sector revenue, moderately high debt levels and large, unfunded other post-employment benefits. The positive outlook reflected what S&P considered as progress toward structural budget balance, following consecutive timely budget enactment, and modest general fund budget gap projections.

4. Source: Moody’s Investors Service, “2013 State Debt Medians Report,” 5/29/13.

5. This does not indicate S&P’s rating of the Fund.

6 | Semiannual Report

Municipal Bond Market Overview

During the six-month period ended November 30, 2013, the municipal bond market suffered a sharp sell-off, leading municipal bonds to be among the worst fixed income performers. The Barclays Municipal Bond Index, which tracks investment-grade municipal securities, had a -2.45% total return for the six-month period including a 5.06% drop from June through August.6 In comparison, the Barclays U.S. Treasury Index had a -0.85% six-month return.6

In May, Federal Reserve Board (Fed) Chairman Ben Bernanke spoke to Congress and said that the Fed could begin tapering its bond buying in the coming months. As a result of his comments, interest rates rose rapidly and the municipal bond and Treasury markets dramatically lost value. Fears of declining bond prices were heightened when minutes from the Fed’s July meeting included more discussion of tapering. Municipal bond mutual funds experienced persistent, large outflows that accelerated during August. Selling in the Treasury and municipal bond markets caused yields on longer term bonds to rise faster than yields on shorter maturity bonds in both markets, but the yield difference was more pronounced for municipal bonds. Because bond yields move in the opposite direction from prices, the yield changes led to two significant developments during the six months — municipal bonds under-performed Treasury bonds, and longer term municipal bonds fared worse than shorter term municipal bonds. Longer term municipal bonds experienced double the loss of the Barclays Municipal Bond Index. In September, the Fed decided not to begin tapering and said it would maintain the current level of bond purchases and wait for more evidence of sustained economic growth. As a result, the municipal bond market posted a positive return for the second half of the reporting period.

The changes in municipal bond yields were noteworthy when weighed against the volume of newly issued municipal bonds. Despite a contraction to the overall size of the municipal bond market, investors drove yields upward, especially for bonds with longer maturities.

Declining municipal bond prices during the period under review were not solely attributable to a general increase in interest rates. Several headline stories shook investor confidence in the municipal bond asset class. The City of Detroit, Michigan, filed for bankruptcy, the largest municipal bankruptcy filing in U.S.

6. Source: © 2013 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report | 7

history. In March, independent credit rating agencies S&P and Fitch Ratings lowered Puerto Rico general obligation (GO) debt to one step above non-investment grade (junk status). Furthermore, in mid-November, Fitch put Puerto Rico GO debt on rating watch for a junk status downgrade. The City of Chicago suffered a three-notch downgrade by Moody’s Investors Service, another independent credit rating agency. In addition to specific credit rating stories, reports from rating agencies and research organizations cited under-funded pension liabilities among several states and large municipalities that could affect their fiscal stability. Bonds issued by municipalities involved in such stories have often experienced price erosion in secondary trading, but the extent of price erosion and the contagion to related issues have been unpredictable. Fallout from such headlines during the past six months was no exception. Bonds issued by Detroit or closely related issuers sold off sharply, but Michigan bonds included in the Barclays Municipal Bond Index performed in line with the index. Unlike Detroit, Illinois and Puerto Rico issues sold off more broadly and underperformed the index. For the Fund, exposure to Puerto Rico debt was a source of drag on performance during the reporting period.

As of November 30, 2013, municipal bond yields exceeded those of comparable maturity Treasury bonds and many other high-quality bonds. Their tax-exempt nature and historically low default rate enhanced municipal bonds’ relative value.

At period-end, we maintained our positive view of the municipal bond market. We believe municipal bonds continue to be an attractive asset class among fixed income securities, and we intend to follow our solid discipline of investing to help maximize income while seeking value in the municipal bond market.

Investment Strategy

We use a consistent, disciplined strategy in an effort to maximize tax-exempt income for our shareholders by seeking to maintain exposure to higher coupon securities while balancing risk and return within the Fund’s range of allowable investments. We generally employ a buy-and-hold approach and invest in securities we believe should provide the most relative value in the market. We do not use leverage or derivatives, nor do we use hedging techniques that could add volatility and contribute to underperformance in adverse markets. We generally seek to stay close to fully invested to help maximize income distribution.

8 | Semiannual Report

Manager’s Discussion

Puerto Rico’s municipal bond market is widely traded because of its dual tax-exemption advantages. During the reporting period, some Puerto Rico issuers experienced downgrades from S&P, Moody’s and Fitch that contributed to the underperformance of Puerto Rico bonds held in the Fund. The Puerto Rico bond market experienced a marked decline in prices worsened by negative publicity about the island’s fiscal situation.

The combination of our value-oriented philosophy of investing primarily for income and a positive-sloping municipal yield curve, in which interest rates for longer term bonds are higher than those for shorter term bonds, led us to favor longer term bonds during the reporting period. Consistent with our strategy, we sought to remain close to fully invested in bonds ranging from 20 to 30 years in maturity with good call features. In line with our relative value investment strategy, and to further reduce volatility, we avoided derivative securities and other investment vehicles designed to leverage the portfolio. During the period, the Fund had no exposure to inverse floaters or any other form of leverage. Also, as the alternative minimum tax (AMT) affects more individuals each year, we held no bonds subject to AMT to prevent a taxable situation for individuals subject to AMT.

We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders. Thank you for your continued participation in Franklin New York Tax-Free Income Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of November 30, 2013, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Portfolio Breakdown
11/30/13

% of Total
Long-Term Investments*

Transportation	23.4%
Tax-Supported	16.6%
Subject to Government Appropriations	15.3%
Utilities	13.4%
Higher Education	9.9%
General Obligation	8.6%
Refunded	3.6%
Hospital & Health Care	3.2%
Other Revenue	2.6%
Corporate-Backed	2.2%
Housing	1.2%

*Does not include short-term investments and other net assets.

Semiannual Report | 9

Performance Summary as of 11/30/13

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price and Distribution Information

Class A (Symbol: FNYTX)			Change	11/30/13	5/31/13
Net Asset Value (NAV)		-$	0.73	$11.25	$11.98
Distributions (6/1/13–11/30/13)
Dividend Income	$0.2180
Class C (Symbol: FNYIX)			Change	11/30/13	5/31/13
Net Asset Value (NAV)		-$	0.74	$11.23	$11.97
Distributions (6/1/13–11/30/13)
Dividend Income	$0.1862
Advisor Class (Symbol: FNYAX)			Change	11/30/13	5/31/13
Net Asset Value (NAV)		-$	0.74	$11.25	$11.99
Distributions (6/1/13–11/30/13)
Dividend Income	$0.2237

10 | Semiannual Report

Performance Summary (continued)

Performance

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

Class A	6-Month		1-Year		5-Year		10-Year
Cumulative Total Return[1]	-4.28%		-5.63%	+	30.92%	+	45.35%
Average Annual Total Return[2]	-8.33%		-9.65%	+	4.62%	+	3.36%
Avg. Ann. Total Return (12/31/13)[3]			-8.71%	+	4.06%	+	3.23%
Distribution Rate[4]		3.93%
Taxable Equivalent Distribution Rate[5]		7.98%
30-Day Standardized Yield[6]		3.38%
Taxable Equivalent Yield[5]		6.87%
Total Annual Operating Expenses[7]		0.60%
Class C	6-Month		1-Year		5-Year		10-Year
Cumulative Total Return[1]	-4.63%		-6.25%	+	27.27%	+	37.43%
Average Annual Total Return[2]	-5.57%		-7.16%	+	4.94%	+	3.23%
Avg. Ann. Total Return (12/31/13)[3]			-6.10%	+	4.41%	+	3.10%
Distribution Rate[4]		3.56%
Taxable Equivalent Distribution Rate[5]		7.23%
30-Day Standardized Yield[6]		2.99%
Taxable Equivalent Yield[5]		6.07%
Total Annual Operating Expenses[7]		1.15%
Advisor Class	6-Month		1-Year		5-Year		10-Year
Cumulative Total Return[1]	-4.31%		-5.62%	+	31.52%	+	46.66%
Average Annual Total Return[2]	-4.31%		-5.62%	+	5.63%	+	3.90%
Avg. Ann. Total Return (12/31/13)[3]			-4.63%	+	5.06%	+	3.76%
Distribution Rate[4]		4.21%
Taxable Equivalent Distribution Rate[5]		8.55%
30-Day Standardized Yield[6]		3.63%
Taxable Equivalent Yield[5]		7.38%
Total Annual Operating Expenses[7]		0.50%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Semiannual Report | 11

Performance Summary (continued)

Endnotes

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. To the extent the Fund has investments in other states or U.S. territories, such as Puerto Rico, adverse economic and regulatory changes in such states or territories may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C:	Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class’s November dividend and the maximum offering price (NAV for Classes C and Advisor) per share on 11/30/13.

5. Taxable equivalent distribution rate and yield assume the published rates as of 6/24/13 for the maximum combined effective federal and New York state and City personal income tax rate of 50.78%, based on the federal income tax rate of 39.60% plus 3.8% Medicare tax.

6. The 30-day standardized yield for the 30 days ended 11/30/13 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

7. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

12 | Semiannual Report

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 13

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Class A	Value 6/1/13	Value 11/30/13	Period* 6/1/13–11/30/13
Actual	$1,000	$957.20	$2.94
Hypothetical (5% return before expenses)	$1,000	$1,022.06	$3.04
Class C
Actual	$1,000	$953.70	$5.63
Hypothetical (5% return before expenses)	$1,000	$1,019.30	$5.82
Advisor Class
Actual	$1,000	$956.90	$2.45
Hypothetical (5% return before expenses)	$1,000	$1,022.56	$2.54

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.60%; C: 1.15%; and Advisor: 0.50%), multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

14 | Semiannual Report

Franklin New York Tax-Free Income Fund

Financial Highlights

	Six Months Ended
	November 30, 2013			Year Ended May 31,
Class A	(unaudited)	2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout
the period)
Net asset value, beginning of period	$11.98	$12.09	$11.45	$11.76	$11.34	$11.61
Income from investment operations[a]:
Net investment income[b]	0.23	0.43	0.48	0.49	0.49	0.50
Net realized and unrealized gains
(losses)	(0.74)	(0.11)	0.64	(0.31)	0.44	(0.21)
Total from investment operations	(0.51)	0.32	1.12	0.18	0.93	0.29
Less distributions from:
Net investment income	(0.22)	(0.43)	(0.48)	(0.48)	(0.50)	(0.51)
Net realized gains	—	—	(—)[c]	(0.01)	(0.01)	(0.05)
Total distributions	(0.22)	(0.43)	(0.48)	(0.49)	(0.51)	(0.56)
Redemption fees[d]	—	—	—	—	—	—[c]
Net asset value, end of period	$11.25	$11.98	$12.09	$11.45	$11.76	$11.34

Total return[e]	(4.28)%	2.65%	10.03%	1.64%	8.39%	2.72%

Ratios to average net assets[f]
Expenses	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	3.99%	3.55%	4.04%	4.23%	4.24%	4.53%

Supplemental data
Net assets, end of period (000’s)	$4,636,800	$5,532,799	$5,634,348	$5,332,096	$5,487,829	$4,831,851
Portfolio turnover rate	3.39%	12.08%	5.55%	6.72%	13.21%	13.12%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cAmount rounds to less than $0.01 per share.
dEffective September 1, 2008, the redemption fee was eliminated.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 15

Franklin New York Tax-Free Income Fund

Financial Highlights (continued)

	Six Months Ended
	November 30, 2013		Year Ended May 31,
Class C	(unaudited)	2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.97	$12.07	$11.44	$11.75	$11.33	$11.60
Income from investment operations[a]:
Net investment income[b]	0.19	0.36	0.41	0.42	0.43	0.44
Net realized and unrealized gains (losses)	(0.74)	(0.10)	0.64	(0.30)	0.43	(0.22)
Total from investment operations	(0.55)	0.26	1.05	0.12	0.86	0.22
Less distributions from:
Net investment income	(0.19)	(0.36)	(0.42)	(0.42)	(0.43)	(0.44)
Net realized gains	—	—	(—)[c]	(0.01)	(0.01)	(0.05)
Total distributions	(0.19)	(0.36)	(0.42)	(0.43)	(0.44)	(0.49)
Redemption fees[d]	—	—	—	—	—	—[c]
Net asset value, end of period	$11.23	$11.97	$12.07	$11.44	$11.75	$11.33

Total return[e]	(4.63)%	2.17%	9.35%	1.08%	7.81%	2.15%

Ratios to average net assets[f]
Expenses	1.15%	1.15%	1.15%	1.15%	1.16%	1.16%
Net investment income	3.44%	3.00%	3.49%	3.68%	3.68%	3.97%

Supplemental data
Net assets, end of period (000’s)	$728,588	$963,878	$911,935	$821,154	$857,413	$535,898
Portfolio turnover rate	3.39%	12.08%	5.55%	6.72%	13.21%	13.12%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cAmount rounds to less than $0.01 per share.
dEffective September 1, 2008, the redemption fee was eliminated.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.

16 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin New York Tax-Free Income Fund

Financial Highlights (continued)

	Six Months Ended
	November 30, 2013		Year Ended May 31,
Advisor Class	(unaudited)	2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.99	$12.09	$11.45	$11.77	$11.35	$11.61
Income from investment operations[a]:
Net investment income[b]	0.23	0.44	0.49	0.50	0.50	0.51
Net realized and unrealized gains (losses)	(0.75)	(0.10)	0.64	(0.32)	0.44	(0.20)
Total from investment operations	(0.52)	0.34	1.13	0.18	0.94	0.31
Less distributions from:
Net investment income	(0.22)	(0.44)	(0.49)	(0.49)	(0.51)	(0.52)
Net realized gains	—	—	(—)[c]	(0.01)	(0.01)	(0.05)
Total distributions	(0.22)	(0.44)	(0.49)	(0.50)	(0.52)	(0.57)
Redemption fees[d]	—	—	—	—	—	—[c]
Net asset value, end of period	$11.25	$11.99	$12.09	$11.45	$11.77	$11.35

Total return[e]	(4.31)%	2.84%	10.14%	1.65%	8.48%	2.90%

Ratios to average net assets[f]
Expenses	0.50%	0.50%	0.50%	0.50%	0.51%	0.51%
Net investment income	4.09%	3.65%	4.14%	4.33%	4.33%	4.62%

Supplemental data
Net assets, end of period (000’s)	$198,462	$254,797	$217,197	$172,220	$185,720	$102,034
Portfolio turnover rate	3.39%	12.08%	5.55%	6.72%	13.21%	13.12%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cAmount rounds to less than $0.01 per share.
dEffective September 1, 2008, the redemption fee was eliminated.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 17

Franklin New York Tax-Free Income Fund

Statement of Investments, November 30, 2013 (unaudited)

	Principal Amount	Value
Municipal Bonds 97.3%
New York 89.2%
Albany IDA Civic Facility Revenue, St. Peter’s Hospital Project,
Series A, 5.25%, 11/15/27	$5,000,000	$5,181,650
Series A, 5.25%, 11/15/32	5,000,000	5,148,700
Series E, 5.50%, 11/15/27	1,135,000	1,186,450
Series E, 5.25%, 11/15/32	1,150,000	1,184,201
Amherst Development Corp. Student Housing Facility Revenue, University of Buffalo
Foundation Facility, Student Housing Corp., Greiner and Hadley Projects at Suny Buffalo,
Series A, AGMC Insured, 5.00%,
10/01/40	3,000,000	3,041,340
10/01/45	3,800,000	3,817,176
Buffalo and Erie County Industrial Land Development Corp. Revenue, Buffalo State College
Foundation Housing Corp. Project, Series A, 5.375%, 10/01/41	2,035,000	2,129,424
Clinton County COP, Correctional Facilities Project, 8.125%, 8/01/17	2,505,000	2,758,782
Erie County GO, Sewer District, Series B, NATL Insured, 5.00%, 12/01/35	2,000,000	2,015,060
Erie County IDA School Facility Revenue, City School District Buffalo Project, Refunding,
Series A, 5.00%, 5/01/28	8,100,000	8,815,797
Hempstead Town IDA Civic Facility Revenue, Adelphi University Civic Facility, 5.00%,
10/01/30	3,000,000	3,133,980
10/01/35	1,500,000	1,515,525
Hudson Yards Infrastructure Corp. Revenue, Series A,
5.00%, 2/15/47	40,000,000	40,172,800
5.25%, 2/15/47	35,000,000	36,075,200
AGMC Insured, 5.00%, 2/15/47	15,000,000	15,086,850
Long Island Power Authority Electric System Revenue, General,
Refunding, Series A, 6.00%, 5/01/33	42,000,000	46,759,440
Refunding, Series A, 5.00%, 9/01/42	22,000,000	22,168,740
Refunding, Series A, BHAC Insured, 5.50%, 5/01/33	5,000,000	5,509,400
Refunding, Series E, BHAC Insured, 5.00%, 12/01/22	9,200,000	9,883,744
Series A, AMBAC Insured, 5.00%, 9/01/29	24,000,000	24,130,320
Series A, AMBAC Insured, 5.00%, 9/01/34	20,670,000	20,716,094
Series B, 5.00%, 12/01/35	5,000,000	5,030,200
Series C, 5.00%, 9/01/35	16,000,000	16,166,080
Series C, BHAC Insured, 5.00%, 9/01/35	5,000,000	5,077,650
Madison County IDA Civic Facility Revenue,
Colgate University Project, Series A, NATL Insured, Pre-Refunded, 5.00%, 7/01/39	3,250,000	3,339,993
Morrisville State College Foundation, Series A, CIFG Insured, 5.00%, 6/01/37	1,000,000	894,540
Monroe County IDC Revenue, University of Rochester Project,
Series A, 5.00%, 7/01/38	6,350,000	6,609,588
Series B, 5.00%, 7/01/43	5,000,000	5,172,900
Montgomery County IDA Lease Revenue, Hamilton Fulton Montgomery Board of Cooperative
Educational Services Project, Series A, XLCA Insured, 5.00%,
7/01/29	5,710,000	5,685,333
7/01/34	3,000,000	2,819,970
MTA Commuter Facilities Revenue, Series R, Pre-Refunded, 5.50%, 7/01/17	2,000,000	2,164,280
MTA Dedicated Tax Fund Revenue,
Series A, 5.50%, 11/15/39	22,845,000	23,971,487
Series A, AGMC Insured, Pre-Refunded, 5.00%, 4/01/29	25,800,000	26,824,776
Series A, NATL Insured, 5.00%, 11/15/35	66,430,000	67,445,715

18 | Semiannual Report

Franklin New York Tax-Free Income Fund

Statement of Investments, November 30, 2013 (unaudited) (continued)

	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
MTA Dedicated Tax Fund Revenue, (continued)
Series B, 5.00%, 11/15/34	$63,750,000	$66,475,950
Series B, NATL Insured, 4.75%, 11/15/26	5,200,000	5,412,992
Series B, NATL Insured, 5.00%, 11/15/31	40,000,000	42,297,600
MTA Revenue, Transportation,
Refunding, Series D, 5.25%, 11/15/40	21,500,000	22,116,405
Series A, 5.00%, 11/15/33	5,520,000	5,700,338
Series A, 5.00%, 11/15/35	43,895,000	44,626,730
Series A, 5.00%, 11/15/37	48,000,000	48,443,040
Series A, AGMC Insured, 5.50%, 11/15/23	7,460,000	8,772,662
Series A, AGMC Insured, 5.00%, 11/15/30	4,685,000	4,937,287
Series A, NATL RE, FGIC Insured, 5.00%, 11/15/32	2,510,000	2,518,785
Series B, 5.00%, 11/15/37	25,000,000	25,230,750
Series B, 5.00%, 11/15/38	11,320,000	11,472,820
Series B, 5.00%, 11/15/43	10,670,000	10,749,598
Series C, 6.50%, 11/15/28	15,000,000	17,683,800
Series C, 5.00%, 11/15/38	10,000,000	10,135,000
Series C, 5.00%, 11/15/42	10,000,000	10,082,100
Series C, 5.00%, 11/15/47	16,125,000	16,240,294
Series F, 5.00%, 11/15/35	11,000,000	11,123,640
Sub Series A-1, 5.00%, 11/15/40	20,000,000	20,209,600
Nassau County GO,
General Improvement, Series C, Assured Guaranty, 5.00%, 10/01/30	5,735,000	5,939,567
General Improvement, Series C, Assured Guaranty, 5.00%, 10/01/31	6,025,000	6,211,715
General Improvement, Series C, Assured Guaranty, 5.125%, 10/01/35	27,210,000	27,944,942
General Improvement, Series C, Assured Guaranty, 5.25%, 10/01/39	28,190,000	28,768,459
Sewer and Storm Water Resources, Series D, Assured Guaranty, 5.25%, 10/01/39	7,620,000	7,776,362
Nassau County Sewer and Storm Water Finance Authority System Revenue, Refunding,
Series A, BHAC Insured, 5.375%, 11/01/28	2,000,000	2,218,120
New York City Educational Construction Fund Revenue,
5.75%, 4/01/41	20,000,000	22,296,200
Series A, BHAC Insured, 5.00%, 4/01/37	19,750,000	20,129,990
New York City GO,
Citysavers, Series B, zero cpn., 12/01/13	1,030,000	1,107,250
Citysavers, Series B, zero cpn., 6/01/14	1,030,000	1,102,368
Citysavers, Series B, zero cpn., 12/01/14	1,030,000	1,096,785
Citysavers, Series B, zero cpn., 6/01/15	1,030,000	1,085,414
Citysavers, Series B, zero cpn., 12/01/15	1,030,000	1,078,183
Citysavers, Series B, zero cpn., 6/01/16	1,030,000	1,067,307
Citysavers, Series B, zero cpn., 12/01/16	1,030,000	1,059,468
Citysavers, Series B, zero cpn., 6/01/17	1,030,000	1,041,536
Citysavers, Series B, zero cpn., 12/01/17	1,030,000	1,030,412
Citysavers, Series B, zero cpn., 6/01/18	1,030,000	1,014,375
Citysavers, Series B, zero cpn., 12/01/18	1,005,000	977,242
Citysavers, Series B, zero cpn., 12/01/19	1,030,000	966,614
Citysavers, Series B, zero cpn., 6/01/20	10,000,000	8,499,600
Fiscal 2002, Series D, 5.50%, 6/01/24	155,000	155,494
Fiscal 2006, Refunding, Series G, AMBAC Insured, 5.00%, 8/01/22	15,000,000	16,207,350

Semiannual Report | 19

Franklin New York Tax-Free Income Fund

Statement of Investments, November 30, 2013 (unaudited) (continued)

	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
New York City GO, (continued)
Fiscal 2007, Refunding, Series A, AGMC Insured, 5.00%, 8/01/26	$9,450,000	$10,164,892
Fiscal 2008, Series D, 5.125%, 12/01/28	10,230,000	11,154,690
Fiscal 2009, Series E, Sub Series E-1, 6.00%, 10/15/23	7,000,000	8,291,430
Fiscal 2009, Series E, Sub Series E-1, 6.25%, 10/15/28	10,000,000	11,697,000
Fiscal 2009, Series I, Sub Series I-1, 5.375%, 4/01/36	17,500,000	19,268,200
Fiscal 2009, Series J, Sub Series J-1, 5.00%, 5/15/33	19,500,000	21,272,160
Fiscal 2010, Refunding, Series C, 5.00%, 8/01/25	7,575,000	8,466,426
Fiscal 2010, Refunding, Series C, 5.00%, 8/01/26	2,190,000	2,433,156
Fiscal 2012, Refunding, Series I, 5.00%, 8/01/26	11,000,000	12,214,180
Fiscal 2012, Refunding, Series I, 5.00%, 8/01/27	10,000,000	11,001,800
Fiscal 2013, Series A, Sub Series A-1, 5.00%, 10/01/29	7,355,000	7,988,118
Refunding, Series D, 5.125%, 8/01/19	10,000	10,033
Savers, Series B, zero cpn., 6/01/19	1,030,000	977,635
Series F, 5.30%, 1/15/26	5,000	5,012
Series J, Sub Series J-1, AMBAC Insured, 5.00%, 6/01/23	20,000,000	21,731,400
New York City HDC, MFHR,
Series A-1, 4.80%, 11/01/35	5,610,000	5,641,304
Series C-1, 5.25%, 11/01/29	6,110,000	6,327,577
Series C-1, 5.50%, 11/01/34	3,000,000	3,122,010
Series C-1, 5.55%, 11/01/39	3,300,000	3,383,358
Series C-1, 5.70%, 11/01/46	12,500,000	12,873,750
New York City IDA Civic Facility Revenue,
Ethical Culture Fieldston School Project, Series B-1, XLCA Insured, 5.00%, 6/01/35	1,420,000	1,420,596
Institute of International Education Inc. Project, 5.25%, 9/01/21	1,530,000	1,532,739
Institute of International Education Inc. Project, 5.25%, 9/01/31	5,235,000	5,238,822
New York City IDAR, Yankee Stadium Project, Pilot, Assured Guaranty, 7.00%, 3/01/49	19,000,000	21,766,400
New York City Municipal Water Finance Authority Water and Sewer System Revenue,
Fiscal 2004, Refunding, Series C, 5.00%, 6/15/35	7,590,000	7,691,326
Fiscal 2004, Refunding, Series C, Pre-Refunded, 5.00%, 6/15/35	2,410,000	2,470,925
Fiscal 2005, Refunding, Series B, 5.00%, 6/15/36	26,700,000	27,374,709
Fiscal 2005, Refunding, Series D, 5.00%, 6/15/37	4,865,000	5,030,118
Fiscal 2005, Refunding, Series D, AMBAC Insured, 5.00%, 6/15/39	7,900,000	8,162,122
Fiscal 2006, Refunding, Series A, 5.00%, 6/15/39	34,950,000	36,109,641
Fiscal 2006, Series D, AGMC Insured, 5.00%, 6/15/38	59,000,000	60,106,840
Fiscal 2008, Refunding, Series A, 5.00%, 6/15/38	52,000,000	54,112,760
Fiscal 2009, Series A, 5.75%, 6/15/40	6,550,000	7,275,412
Fiscal 2012, Series FF, 5.00%, 6/15/45	10,830,000	11,132,698
Second General Fiscal, Series BB, AGMC Insured, 5.00%, 6/15/47	9,960,000	10,221,948
Second General Resolution, Fiscal 2007, Refunding, Series AA, 4.75%, 6/15/37	40,000,000	40,245,600
Second General Resolution, Fiscal 2008, Refunding, Series AA, 5.00%, 6/15/37	20,860,000	21,721,518
Second General Resolution, Fiscal 2009, Refunding, Series GG-1, 5.00%, 6/15/39	33,115,000	34,178,985
Second General Resolution, Fiscal 2011, Refunding, Series EE, 5.375%, 6/15/43	39,150,000	41,557,725
Second General Resolution, Fiscal 2013, Series BB, 5.00%, 6/15/47	22,500,000	23,091,750
New York City Transitional Finance Authority Building Aid Revenue,
Fiscal 2007, Series S-1, NATL RE, FGIC Insured, 5.00%, 7/15/31	8,200,000	8,623,940
Fiscal 2007, Series S-2, NATL RE, FGIC Insured, 5.00%, 1/15/37	22,000,000	22,449,680
Fiscal 2008, Refunding, Series S-1, 5.00%, 1/15/34	75,000,000	77,873,250

20 | Semiannual Report

Franklin New York Tax-Free Income Fund

Statement of Investments, November 30, 2013 (unaudited) (continued)

	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
New York City Transitional Finance Authority Building Aid Revenue, (continued)
Fiscal 2008, Series S-1, 5.00%, 1/15/27	$10,000,000	$10,934,400
Fiscal 2009, Series S-1, 5.75%, 7/15/38	30,000,000	32,492,700
Fiscal 2009, Series S-2, 6.00%, 7/15/38	50,000,000	55,800,000
Fiscal 2009, Series S-3, 5.25%, 1/15/39	29,485,000	31,397,397
Fiscal 2009, Series S-4, 5.75%, 1/15/39	30,000,000	33,223,200
Fiscal 2009, Series S-5, 5.25%, 1/15/39	31,730,000	33,788,008
Fiscal 2013, Series S-1, 5.00%, 7/15/37	32,000,000	33,153,600
New York City Transitional Finance Authority Revenue, Future Tax Secured,
Fiscal 2010, sub. bond, Series A, Sub Series A-1, 5.00%, 5/01/34	17,535,000	18,660,221
Fiscal 2010, sub. bond, Series A, Sub Series A-1, 5.00%, 5/01/38	20,000,000	20,795,600
Fiscal 2010, sub. bond, Series A, Sub Series A-1, Pre-Refunded, 5.00%, 5/01/34	2,465,000	2,934,139
Fiscal 2011, sub. bond, Series C, 5.00%, 11/01/39	17,250,000	18,027,285
Fiscal 2012, sub. bond, Series D, Sub Series D-1, 5.00%, 11/01/38	12,600,000	13,211,352
Fiscal 2012, sub. bond, Series E, Sub Series E-1, 5.00%, 2/01/37	10,000,000	10,483,800
Fiscal 2012, sub. bond, Series F, Sub Series F-1, 5.00%, 5/01/39	40,000,000	41,698,400
Fiscal 2013, sub. bond, Refunding, Series B, 5.00%, 11/01/32	15,000,000	16,102,650
Fiscal 2013, sub. bond, Series F, Sub Series F-1, 5.00%, 2/01/34	5,000,000	5,348,350
Fiscal 2013, sub. bond, Series F, Sub Series F-1, 5.00%, 2/01/36	8,250,000	8,721,322
Fiscal 2013, sub. bond, Series I, 5.00%, 5/01/42	45,000,000	46,919,250
Series C, NATL Insured, 5.00%, 5/01/29	5,000	5,015
Series D, 5.00%, 2/01/27	5,770,000	5,787,137
New York City Trust for Cultural Resources Revenue, Wildlife Conservation Society, NATL RE,
FGIC Insured, Pre-Refunded, 5.00%, 2/01/34	10,500,000	10,580,955
New York Convention Center Development Corp. Revenue, Hotel Unit Fee Secured,
AMBAC Insured, 5.00%,
11/15/35	33,130,000	33,348,658
11/15/44	41,000,000	41,074,210
New York Liberty Development Corp. Liberty Revenue,
One World Trade Center, Port Authority Consolidated, 5.25%, 12/15/43	50,000,000	52,331,500
Second Priority, Bank of America Tower at One Bryant Park Project, Class 2, Refunding,
5.625%, 7/15/47	17,500,000	18,531,625
Seven World Trade Center Project, Refunding, 5.00%, 9/15/40	18,000,000	18,665,640
New York Liberty Development Corp. Revenue, Goldman Sachs Headquarters Issue,
5.25%, 10/01/35	86,360,000	90,734,998
5.50%, 10/01/37	27,000,000	28,983,150
New York State Dormitory Authority Lease Revenue,
Delaware Chenango Madison Otsego Board of Cooperative Education Services,
XLCA Insured, 5.00%, 8/15/27	10,000,000	10,644,000
Mental Health Services Facilities Improvement, Refunding, Series A, 5.00%, 8/15/22	5,740,000	6,502,329
Refunding, Series A, NATL RE, FGIC Insured, 5.00%, 7/01/33	12,650,000	12,666,951
State University Dormitory Facilities, Series A, 5.00%, 7/01/39	7,250,000	7,466,340
Third General Resolution, State University Educational Facilities, Refunding, Series A,
5.00%, 5/15/28	4,000,000	4,353,040
Third General Resolution, State University Educational Facilities, Refunding, Series A,
5.00%, 5/15/29	3,000,000	3,237,720
Third General Resolution, State University Educational Facilities, Refunding, Series A,
5.00%, 5/15/30	1,000,000	1,071,060

Semiannual Report | 21

Franklin New York Tax-Free Income Fund

Statement of Investments, November 30, 2013 (unaudited) (continued)

			Principal Amount	Value
		Municipal Bonds (continued)
		New York (continued)
		New York State Dormitory Authority Revenue,
		Mental Health Services Facilities Improvement, Series B, 5.00%, 2/15/33	$35,000,000	$35,086,800
		Upstate Community Colleges, Series A, 5.00%, 7/01/27	3,720,000	3,726,324
		New York State Dormitory Authority Revenues,
		853 Schools Program, Issue 2, Series E, AMBAC Insured, 5.75%, 7/01/19	970,000	973,385
		Fashion Institute of Technology Student Housing Corp., FGIC Insured, Pre-Refunded,
		5.00%, 7/01/29	9,700,000	9,959,960
		Fashion Institute of Technology Student Housing Corp., FGIC Insured, Pre-Refunded,
		5.125%, 7/01/34	15,000,000	15,412,800
		Insured Mortgage, Maimonides Hospital Medical Center, NATL Insured, Pre-Refunded,
		5.00%, 8/01/24	6,155,000	6,338,050
		Insured Mortgage, Montefiore Hospital, FGIC Insured, 5.00%, 8/01/33	11,000,000	11,264,660
		Mental Health Services Facilities Improvement, Series A, AMBAC Insured, 5.00%,
		2/15/30	5,000,000	5,139,750
		Mortgage Hospital, Montefiore Medical Center, NATL RE, FGIC Insured, 5.00%,
		8/01/29	5,995,000	6,151,709
		New York University, Series A, NATL RE, FGIC Insured, 5.00%, 7/01/34	15,200,000	15,394,256
		Non-State Supported Debt, Albany Public Library, AMBAC Insured, 5.00%, 7/01/37	10,720,000	10,810,262
		Non-State Supported Debt, Brooklyn Law School, Refunding, 5.75%, 7/01/33	3,750,000	3,861,338
		Non-State Supported Debt, Cornell University, Refunding, Series A, 5.00%, 7/01/34	10,000,000	10,607,800
		Non-State Supported Debt, Cornell University, Refunding, Series A, 5.00%, 7/01/39	22,000,000	22,932,580
		Non-State Supported Debt, Educational Housing Services, CUNY Student Housing Project,
		AMBAC Insured, 5.25%, 7/01/30	5,150,000	5,304,036
		Non-State Supported Debt, Fashion Institute of Technology Student Housing Corp.,
		NATL RE, FGIC Insured, 5.25%, 7/01/34	13,220,000	13,402,833
		Non-State Supported Debt, Fordham University, Series B, Assured Guaranty, 5.00%,
		7/01/33	11,000,000	11,610,720
		Non-State Supported Debt, Fordham University, Series B, Assured Guaranty, 5.00%,
		7/01/38	5,000,000	5,181,600
		Non-State Supported Debt, Health Quest Systems, Series A, Assured Guaranty, 5.25%,
		7/01/27	1,500,000	1,590,555
		Non-State Supported Debt, Health Quest Systems, Series B, Assured Guaranty, 5.25%,
		7/01/27	2,500,000	2,650,925
		Non-State Supported Debt, Health Quest Systems, Series B, Assured Guaranty, 5.125%,
		7/01/37	3,000,000	3,087,120
		Non-State Supported Debt, Hospital for Special Surgery, FHA Insured, 6.25%,
		8/15/34	3,750,000	4,249,275
		Non-State Supported Debt, Hospital for Special Surgery, FHA Insured, 6.00%,
		8/15/38	3,250,000	3,623,555
		Non-State Supported Debt, Hospital for Special Surgery, NATL Insured, 5.00%,
		8/15/29	10,250,000	10,309,552
		Non-State Supported Debt, Hospital for Special Surgery, NATL Insured, 5.00%,
		8/15/33	5,200,000	5,209,776
		Non-State Supported Debt, Mortgage Hospital, Montefiore Medical Center, FHA Insured,
		5.00%, 8/01/24	2,500,000	2,681,875
		Non-State Supported Debt, Mortgage Hospital, Montefiore Medical Center, FHA Insured,
		5.00%, 2/01/28	10,060,000	10,329,910
		Non-State Supported Debt, Mount Sinai School of Medicine of New York University,
		Refunding, NATL Insured, 5.00%, 7/01/35	10,000,000	10,199,500

22	|	Semiannual Report

Franklin New York Tax-Free Income Fund

Statement of Investments, November 30, 2013 (unaudited) (continued)

	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
New York State Dormitory Authority Revenues, (continued)
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease,
New York City Issue, Refunding, Series 2, Sub Series 2-4, 5.00%, 1/15/27	$5,000,000	$5,334,250
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease,
New York City Issue, Refunding, Series 2, Sub Series 2-4, 5.00%, 1/15/28	5,000,000	5,298,600
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease,
New York City Issue, Refunding, Series 2, Sub Series 2-5, 5.00%, 1/15/32	20,000,000	20,658,800
Non-State Supported Debt, New York University, AMBAC Insured, 5.00%, 7/01/26	5,475,000	5,879,986
Non-State Supported Debt, New York University, Series A, 5.00%, 7/01/38	27,800,000	28,927,290
Non-State Supported Debt, New York University, Series A, 5.00%, 7/01/39	20,000,000	20,497,400
Non-State Supported Debt, New York University, Series A, 5.00%, 7/01/42	10,000,000	10,359,300
Non-State Supported Debt, New York University, Series A, AMBAC Insured, 5.00%,
7/01/27	5,470,000	5,849,618
Non-State Supported Debt, New York University, Series A, AMBAC Insured, 5.00%,
7/01/32	5,000,000	5,205,450
Non-State Supported Debt, New York University, Series A, AMBAC Insured, 5.00%,
7/01/37	10,000,000	10,282,700
Non-State Supported Debt, New York University, Series B, 5.00%, 7/01/37	3,475,000	3,625,016
Non-State Supported Debt, New York University, Series B, 5.00%, 7/01/38	26,995,000	28,089,647
Non-State Supported Debt, New York University, Series B, 5.00%, 7/01/39	19,650,000	20,682,804
Non-State Supported Debt, New York University, Series B, 5.00%, 7/01/42	6,500,000	6,733,545
Non-State Supported Debt, New York University, Series B, 5.25%, 7/01/48	49,665,000	52,341,447
Non-State Supported Debt, New York University, Series C, 5.00%, 7/01/38	25,000,000	26,013,750
Non-State Supported Debt, North Shore Long Island Jewish Obligated Group, Refunding,
Series A, 5.00%, 5/01/22	2,300,000	2,502,860
Non-State Supported Debt, North Shore Long Island Jewish Obligated Group, Refunding,
Series A, 5.00%, 5/01/32	6,250,000	6,327,750
Non-State Supported Debt, North Shore Long Island Jewish Obligated Group, Refunding,
Series E, 5.00%, 5/01/21	5,590,000	6,167,671
Non-State Supported Debt, North Shore Long Island Jewish Obligated Group, Refunding,
Series E, 5.00%, 5/01/23	2,150,000	2,321,871
Non-State Supported Debt, North Shore Long Island Jewish Obligated Group, Refunding,
Series E, 5.50%, 5/01/33	3,000,000	3,197,280
Non-State Supported Debt, North Shore Long Island Jewish Obligated Group, Series A,
5.25%, 5/01/25	3,000,000	3,033,210
Non-State Supported Debt, North Shore Long Island Jewish Obligated Group, Series A,
5.25%, 5/01/30	8,750,000	9,272,550
Non-State Supported Debt, North Shore Long Island Jewish Obligated Group, Series A,
5.50%, 5/01/30	3,000,000	3,222,840
Non-State Supported Debt, North Shore Long Island Jewish Obligated Group, Series A,
5.50%, 5/01/37	13,000,000	13,630,110
Non-State Supported Debt, North Shore Long Island Jewish Obligated Group, Series B,
5.00%, 5/01/39	10,000,000	9,999,500
Non-State Supported Debt, NYSARC Inc., Refunding, Series A, AGMC Insured, 5.00%,
7/01/34	5,510,000	5,552,096
Non-State Supported Debt, NYU Hospitals Center, Series A, 6.00%, 7/01/40	4,500,000	4,880,340
Non-State Supported Debt, Pratt Institute, Series C, Assured Guaranty, 5.00%,
7/01/29	3,775,000	3,915,996

Semiannual Report | 23

Franklin New York Tax-Free Income Fund

Statement of Investments, November 30, 2013 (unaudited) (continued)

			Principal Amount	Value
		Municipal Bonds (continued)
		New York (continued)
		New York State Dormitory Authority Revenues, (continued)
		Non-State Supported Debt, Residential Institution for Children, 5.00%, 6/01/38	$5,000,000	$5,189,100
		Non-State Supported Debt, Rochester Institute of Technology, Refunding, 5.00%,
		7/01/38	1,275,000	1,301,699
		Non-State Supported Debt, Rochester Institute of Technology, Refunding, 5.00%,
		7/01/42	1,500,000	1,524,000
		Non-State Supported Debt, School District Financing Program, Refunding, Series A,
		AGMC Insured, 5.00%, 10/01/22	7,645,000	8,366,306
		Non-State Supported Debt, School District Financing Program, Series C, AGMC Insured,
		5.00%, 10/01/32	5,000,000	5,136,150
		Non-State Supported Debt, School District Financing Program, Series C, AGMC Insured,
		5.00%, 10/01/37	6,550,000	6,654,276
		Non-State Supported Debt, School Districts Financing Program, Refunding, Series C,
		NATL Insured, 5.00%, 4/01/35	7,525,000	7,602,357
		Non-State Supported Debt, School Districts Financing Program, Series A, AGMC Insured,
		5.00%, 10/01/21	5,000,000	5,692,200
		Non-State Supported Debt, School Districts Financing Program, Series A, AGMC Insured,
		5.00%, 10/01/22	7,145,000	8,001,971
		Non-State Supported Debt, School Districts Financing Program, Series A, AGMC Insured,
		5.00%, 10/01/24	12,730,000	14,083,199
		Non-State Supported Debt, School Districts Financing Program, Series A,
		Assured Guaranty, 5.625%, 10/01/29	3,000,000	3,309,870
		Non-State Supported Debt, School Districts Financing Program, Series B, NATL Insured,
		5.00%, 10/01/34	5,000,000	5,052,650
		Non-State Supported Debt, School Districts Financing Program, Series C,
		Assured Guaranty, 5.00%, 10/01/31	4,000,000	4,250,640
		Non-State Supported Debt, School Districts Financing Program, Series C,
		Assured Guaranty, 5.125%, 10/01/36	5,000,000	5,265,550
		Non-State Supported Debt, Series A, 5.00%, 7/01/37	7,000,000	7,302,190
		Non-State Supported Debt, State University Facilities, Refunding, Series A, 5.00%,
		7/01/38	5,000,000	5,126,050
		Non-State Supported Debt, State University Facilities, Refunding, Series A, 5.00%,
		7/01/43	2,750,000	2,802,305
		Non-State Supported Debt, Student Housing Corp., NATL RE, FGIC Insured, 5.25%,
		7/01/26	6,105,000	6,432,716
		Non-State Supported Debt, The New School, 5.50%, 7/01/40	10,000,000	10,441,900
		Non-State Supported Debt, The New School, AGMC Insured, 5.50%, 7/01/43	13,000,000	13,507,390
		Non-State Supported Debt, The New School, Refunding, NATL Insured, 5.00%,
		7/01/46	12,000,000	12,042,600
		Non-State Supported Debt, The New York and Presbyterian Hospital, AGMC Insured,
		Pre-Refunded, 5.00%, 8/15/36	13,990,000	14,459,644
		Non-State Supported Debt, The New York Hospital Medical Center of Queens, FHA Insured,
		4.75%, 2/15/37	4,890,000	4,899,731
		Non-State Supported Debt, University of Rochester, Series A, 5.125%, 7/01/39	10,500,000	11,116,980
		Non-State Supported Debt, Vassar College, 5.00%, 7/01/49	11,000,000	11,215,600
		Non-State Supported Debt, Yeshiva University, Refunding, 5.00%, 9/01/38	14,535,000	14,492,994
		Secondarily Insured, Lease, State University, AMBAC Insured, 5.00%, 7/01/32	5,000,000	5,255,000
		Secondarily Insured, State University Educational Facilities, Third General Resolution,
		Refunding, Series A, Assured Guaranty, 5.50%, 5/15/22	5,000,000	5,918,350

24	|	Semiannual Report

Franklin New York Tax-Free Income Fund

Statement of Investments, November 30, 2013 (unaudited) (continued)

	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
New York State Dormitory Authority Revenues, (continued)
Siena College, NATL Insured, 5.00%, 7/01/31	$3,500,000	$3,502,030
Skidmore College, NATL RE, FGIC Insured, 5.00%, 7/01/33	6,565,000	6,586,139
State Rehabilitation Assn., Series A, AMBAC Insured, 5.00%, 7/01/23	115,000	115,147
State Supported Debt, AGMC Insured, 5.00%, 2/15/33	13,280,000	13,773,618
State Supported Debt, AGMC Insured, 5.00%, 2/15/38	22,260,000	22,943,605
State Supported Debt, Lease, State University Dormitory Facilities Issue, Refunding,
Series A, 5.00%, 7/01/28	2,500,000	2,723,450
State Supported Debt, Lease, State University Dormitory Facilities Issue, Refunding,
Series A, 5.00%, 7/01/29	2,250,000	2,430,563
State Supported Debt, Lease, State University Dormitory Facilities Issue, Refunding,
Series A, 5.00%, 7/01/30	5,000,000	5,359,800
State Supported Debt, Lease, State University Dormitory Facilities Issue, Refunding,
Series A, 5.00%, 7/01/31	3,285,000	3,499,281
State Supported Debt, Lease, State University Dormitory Facilities Issue, Refunding,
Series A, 5.00%, 7/01/32	3,000,000	3,169,020
State Supported Debt, Lease, State University Dormitory Facilities Issue, Refunding,
Series A, 5.00%, 7/01/37	25,000,000	25,988,500
State Supported Debt, Lease, State University Dormitory Facilities Issue, Refunding,
Series A, 5.00%, 7/01/42	15,000,000	15,485,100
State Supported Debt, Lease, State University Dormitory Facilities Issue, Series A, 5.00%,
7/01/33	14,210,000	14,726,107
State Supported Debt, Lease, State University Dormitory Facilities Issue, Series A, 5.00%,
7/01/38	10,785,000	11,108,658
State Supported Debt, Lease, State University Dormitory Facilities Issue, Series A,
NATL Insured, 5.00%, 7/01/36	4,670,000	4,779,605
State Supported Debt, Mental Health Facilities, Series B, 5.00%, 2/15/28	7,690,000	7,721,298
State Supported Debt, Mental Health Facilities, Series B, Pre-Refunded, 5.00%,
2/15/28	1,505,000	1,519,298
State Supported Debt, Mental Health Services Facilities Improvement, Series A,
AGMC Insured, 5.00%, 2/15/32	28,000,000	29,284,360
State Supported Debt, Mental Health Services Facilities Improvement, Series B,
AGMC Insured, 5.00%, 2/15/32	8,680,000	9,078,152
State Supported Debt, Mental Health Services Facilities Improvement, Series E, 5.00%,
2/15/30	12,100,000	12,438,195
State Supported Debt, Upstate Community Colleges, Refunding, Series A, 5.00%,
7/01/28	3,250,000	3,255,168
State Supported Debt, Upstate Community Colleges, Series C, 6.00%, 7/01/31	20,000,000	22,110,000
W.K. Nursing Home Corp., FHA Insured, 6.05%, 2/01/26	6,475,000	6,495,914
Yeshiva University, AMBAC Insured, 5.125%, 7/01/29	13,260,000	13,355,605
Yeshiva University, AMBAC Insured, 5.125%, 7/01/34	23,510,000	23,632,722
New York State Dormitory Authority State Personal Income Tax Revenue,
Education, Refunding, Series C, 5.75%, 3/15/32	29,870,000	33,836,736
Education, Series A, 5.00%, 3/15/36	7,395,000	7,501,044
Education, Series A, 5.00%, 3/15/37	49,750,000	52,135,512
Education, Series A, 5.00%, 3/15/38	5,000,000	5,341,050
Education, Series C, 5.00%, 12/15/31	17,305,000	18,539,020
Education, Series C, 5.00%, 12/15/35	10,000,000	10,634,900

Semiannual Report | 25

Franklin New York Tax-Free Income Fund

Statement of Investments, November 30, 2013 (unaudited) (continued)

	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
New York State Dormitory Authority State Personal Income Tax Revenue, (continued)
Education, Series C, Pre-Refunded, 5.75%, 3/15/32	$230,000	$281,538
Education, Series D, 5.00%, 3/15/36	46,500,000	47,304,915
General Purpose, Series A, 5.00%, 2/15/34	16,525,000	17,790,319
General Purpose, Series A, 5.00%, 2/15/39	20,705,000	21,479,781
General Purpose, Series B, 5.00%, 3/15/37	6,915,000	7,204,738
General Purpose, Series C, 5.00%, 3/15/34	10,000,000	10,541,600
New York State Energy Research and Development Authority PCR, Niagara Mohawk Power
Project, Refunding, Series A, AMBAC Insured, 5.15%, 11/01/25	20,000,000	20,055,600
New York State Environmental Facilities Corp. PCR, State Water, Series E, 6.875%,
6/15/14	320,000	321,542
New York State Environmental Facilities Corp. State Clean Water and Drinking Water Revenue,
Revolving Funds, New York City Municipal Water Finance Authority Projects,
Refunding, Series A, 5.00%, 6/15/37	2,700,000	2,846,286
Refunding, Series B, 5.00%, 6/15/33	6,510,000	6,994,800
Refunding, Series B, 5.00%, 6/15/37	5,310,000	5,597,696
Second Resolution, Subordinated SRF, Refunding, Series A, 5.00%, 6/15/31	5,000,000	5,501,100
Series A, 5.125%, 6/15/38	35,000,000	37,437,400
New York State GO, Series A, 5.00%, 2/15/39	6,000,000	6,471,300
New York State HFA State Personal Income Tax Revenue, Economic Development and Housing,
Series A,
5.00%, 3/15/34	10,000,000	10,624,700
5.00%, 3/15/38	15,000,000	15,805,800
NATL RE, FGIC Insured, 5.00%, 9/15/34	11,580,000	11,906,672
New York State HFAR,
Affordable Housing, Series B, 4.85%, 11/01/41	8,500,000	8,460,985
Children’s Rescue Fund Housing, Series A, 7.625%, 5/01/18	1,995,000	2,000,905
Housing Project Mortgage, Refunding, Series A, AGMC Insured, 6.10%, 11/01/15	250,000	250,618
Housing Project Mortgage, Refunding, Series A, AGMC Insured, 6.125%, 11/01/20	1,035,000	1,036,770
MFH, Affordable Housing, Series B, 4.50%, 11/01/29	1,500,000	1,473,195
New York State Medical Care Facilities Finance Agency Revenue, Security Mortgage, 2008,
Series A, 6.375%, 11/15/20	2,075,000	2,077,739
New York State Power Authority Revenue, Series A, NATL Insured, 5.00%, 11/15/47	10,000,000	10,324,700
New York State Thruway Authority General Revenue,
Refunding, Series G, AGMC Insured, 5.00%, 1/01/30	10,000,000	10,391,400
Refunding, Series H, AGMC Insured, 5.00%, 1/01/32	10,000,000	10,330,500
Refunding, Series H, NATL RE, FGIC Insured, 5.00%, 1/01/37	54,810,000	56,352,353
Refunding, Series I, 5.00%, 1/01/37	21,250,000	21,903,862
Series F, AMBAC Insured, 5.00%, 1/01/30	10,000,000	10,268,700
Series G, AGMC Insured, 5.00%, 1/01/32	35,000,000	36,337,000
Series H, AGMC Insured, 5.00%, 1/01/37	10,000,000	10,300,200
Series I, 5.00%, 1/01/42	45,000,000	45,927,000
New York State Thruway Authority Second General Highway and Bridge Trust Fund Revenue,
Refunding, Series A, 5.00%, 4/01/29	10,000,000	10,782,400
Series A, 5.00%, 4/01/26	13,655,000	15,164,151
Series A, 5.00%, 4/01/27	27,000,000	29,717,280
Series A, 5.00%, 4/01/28	11,600,000	12,654,092
Series A, 5.00%, 4/01/30	9,000,000	9,631,440

26 | Semiannual Report

Franklin New York Tax-Free Income Fund

Statement of Investments, November 30, 2013 (unaudited) (continued)

	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
New York State Thruway Authority Second General Highway and Bridge Trust Fund Revenue,
(continued)
Series A, 5.00%, 4/01/31	$10,250,000	$10,902,002
Series A, 5.00%, 4/01/32	11,100,000	11,789,865
Series A, AGMC Insured, 5.00%, 4/01/24	7,420,000	8,155,025
New York State Urban Development Corp. Revenue,
Empire State Development Corp., Series B, 5.00%, 1/01/26	8,830,000	9,595,296
Empire State Development Corp., Series B, 5.00%, 1/01/27	7,730,000	8,338,119
Empire State Development Corp., Series B, 5.00%, 1/01/28	5,460,000	5,858,198
Refunding, Series D, 5.625%, 1/01/28	3,780,000	4,119,217
State Personal Income Tax, Economic Development and Housing, Series A-1, 5.00%,
12/15/27	5,000,000	5,508,700
State Personal Income Tax, State Facilities and Equipment, Series A-1, NATL RE,
FGIC Insured, Pre-Refunded, 5.00%, 3/15/29	7,000,000	7,095,550
State Personal Income Tax, State Facilities and Equipment, Series B-1, 5.00%,
3/15/36	10,000,000	10,647,500
Niagara Falls City School District COP, High School Facility, Refunding, AGMC Insured,
5.00%, 6/15/28	4,155,000	4,205,566
Niagara Falls Public Improvement GO, NATL Insured, 6.85%, 3/01/19	5,000	5,016
North Hempstead GO, Refunding, Series B, NATL RE, FGIC Insured, 6.40%,
4/01/15	1,065,000	1,147,569
4/01/16	1,000,000	1,123,780
Orangetown Housing Authority Housing Facilities Revenue, Capital Appreciation, Senior
Housing Center Project, Refunding, NATL Insured, zero cpn., 4/01/30	17,480,000	6,807,586
Oswego County IDA Civic Facility Revenue, Oswego School District Public Library Project,
XLCA Insured, 5.00%, 12/15/30	1,805,000	1,849,277
Port Authority of New York and New Jersey Revenue, Consolidated,
One Hundred Forty-Eighth Series, AGMC Insured, 5.00%, 8/15/34	30,000,000	31,408,500
One Hundred Forty-Eighth Series, AGMC Insured, 5.00%, 8/15/37	74,235,000	77,563,697
One Hundred Sixty-First Series, 5.00%, 10/15/34	25,000,000	26,522,000
One Hundred Sixty-First Series, 5.00%, 10/15/35	29,000,000	30,671,850
One Hundred Sixty-First Series, 5.00%, 10/15/39	25,000,000	26,108,000
Rensselaer City School District COP, XLCA Insured, 5.00%, 6/01/36	20,240,000	18,844,250
Rockland County IDA Civic Facility Revenue, Nyack Library Project, Series A, AMBAC Insured,
5.00%,
12/01/32	2,000,000	2,002,140
12/01/37	3,320,000	3,194,338
Sales Tax Asset Receivable Corp. Revenue, Series A, AMBAC Insured, 5.00%,
10/15/29	5,195,000	5,340,408
10/15/32	94,975,000	97,525,079
Saratoga County Water Authority Revenue, Water System, 5.00%, 9/01/48	7,225,000	7,337,132
Schenectady IDA Civic Facility Revenue, Schaffer Heights, Series A, GNMA Secured,
6.00%, 11/01/30	2,755,000	2,756,873
6.05%, 11/01/35	2,375,000	2,376,164
Suffolk County IDA Civic Facility Revenue, New York Institute of Technology Project,
Refunding, 5.00%, 3/01/26	2,000,000	2,004,860
Syracuse IDA Civic Facility Revenue, Crouse Health Hospital Inc., Project A,
5.25%, 1/01/16	1,890,000	1,890,151
5.375%, 1/01/23	4,760,000	4,541,088

	Semiannual Report | 27

Franklin New York Tax-Free Income Fund

Statement of Investments, November 30, 2013 (unaudited) (continued)

	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
Tobacco Settlement FICO Revenue, Asset-Backed, Series A-1C, AMBAC Insured, 5.25%,
6/01/21	$24,000,000	$24,030,960
Triborough Bridge and Tunnel Authority Revenue, General Purpose, Series B,
NATL Insured, Pre-Refunded, 5.20%, 1/01/27	5,110,000	6,171,194
Pre-Refunded, 5.20%, 1/01/27	15,000,000	18,176,550
Pre-Refunded, 5.50%, 1/01/30	32,185,000	39,762,958
Triborough Bridge and Tunnel Authority Revenues,
General, MTA Bridges and Tunnels, Refunding, Series B, 5.00%, 11/15/30	4,000,000	4,313,880
General, MTA Bridges and Tunnels, Refunding, Series C, 5.00%, 11/15/33	31,840,000	33,591,837
General, MTA Bridges and Tunnels, Refunding, Series C, 5.00%, 11/15/38	18,375,000	18,925,699
General, MTA Bridges and Tunnels, Series A-2, 5.25%, 11/15/34	10,000,000	10,542,000
General, Triborough Bridges and Tunnels, Series A, 5.00%, 11/15/35	9,155,000	9,417,199
General, Triborough Bridges and Tunnels, Series A, Pre-Refunded, 5.00%, 11/15/24	6,965,000	8,093,469
General, Triborough Bridges and Tunnels, Series C, 5.00%, 11/15/38	15,000,000	15,665,550
MTA Bridges and Tunnels, sub. bond, Series D, 5.00%, 11/15/31	48,955,000	51,265,676
sub. bond, Refunding, Series E, NATL Insured, 5.00%, 11/15/26	4,180,000	4,192,122
sub. bond, Refunding, Series E, NATL Insured, 5.00%, 11/15/32	9,385,000	9,402,644
Troy Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute Project, Series A,
5.125%, 9/01/40	42,500,000	43,259,900
Warren and Washington Counties IDA Civic Facility Revenue,
Series A, AGMC Insured, 5.00%, 12/01/27	8,115,000	8,122,222
Series B, AGMC Insured, 5.00%, 12/01/27	3,680,000	3,683,275
Yonkers GO,
Refunding, Series B, NATL Insured, 5.00%, 8/01/30	5,825,000	5,903,230
Refunding, Series B, NATL Insured, 5.00%, 8/01/35	17,130,000	16,905,768
Series A, AMBAC Insured, 5.00%, 9/01/31	12,490,000	12,539,835
Series B, NATL Insured, Pre-Refunded, 5.00%, 8/01/30	1,885,000	2,034,066
Yonkers IDA Civic Facility Revenue, Sarah Lawrence College Project, Series A,
5.75%, 6/01/24	1,150,000	1,243,047
6.00%, 6/01/29	1,000,000	1,074,280
6.00%, 6/01/41	5,000,000	5,311,400
		4,962,549,198
U.S. Territories 8.1%
Puerto Rico 8.1%
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A,
6.00%, 7/01/38	15,600,000	11,269,284
Puerto Rico Commonwealth GO, Public Improvement, Refunding,
Series A, NATL Insured, 5.50%, 7/01/20	17,810,000	16,831,875
Series A-4, AGMC Insured, 5.25%, 7/01/30	14,000,000	12,566,120
Series A-4, AGMC Insured, 5.00%, 7/01/31	7,150,000	6,170,236
Series B, 6.00%, 7/01/39	20,000,000	15,081,200
Sub Series C-7, NATL Insured, 6.00%, 7/01/27	10,500,000	9,886,380
Puerto Rico Commonwealth Highways and Transportation Authority Highway Revenue,
Series Y, Pre-Refunded,
5.00%, 7/01/36	4,000,000	4,470,880
5.50%, 7/01/36	10,000,000	11,305,200

28 | Semiannual Report

Franklin New York Tax-Free Income Fund

Statement of Investments, November 30, 2013 (unaudited) (continued)

	Principal Amount	Value
Municipal Bonds (continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Commonwealth Highways and Transportation Authority Transportation Revenue,
Refunding,
Series A, 5.00%, 7/01/38	$220,000	$150,546
Series L, AMBAC Insured, 5.25%, 7/01/38	18,350,000	13,663,410
Series N, Assured Guaranty, 5.25%, 7/01/34	30,000,000	26,455,500
Series N, Assured Guaranty, 5.25%, 7/01/36	26,165,000	22,991,970
Series N, NATL Insured, 5.25%, 7/01/32	24,225,000	19,638,723
Puerto Rico Electric Power Authority Power Revenue,
Refunding, Series DDD, 5.00%, 7/01/22	10,000,000	7,584,500
Refunding, Series ZZ, 5.25%, 7/01/26	4,885,000	3,605,325
Series CCC, 5.25%, 7/01/27	25,000,000	18,413,500
Series CCC, 5.25%, 7/01/28	10,000,000	7,345,800
Series WW, 5.25%, 7/01/33	32,250,000	22,854,285
Series XX, 5.25%, 7/01/40	19,000,000	13,279,670
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding,
Series P, 6.50%, 7/01/30	10,000,000	8,048,700
Series P, 6.75%, 7/01/36	12,500,000	10,350,625
Series Q, 5.625%, 7/01/39	10,000,000	7,421,300
Puerto Rico Sales Tax FICO Sales Tax Revenue,
first subordinate, Series A, 5.75%, 8/01/37	15,000,000	12,055,500
first subordinate, Series A, 5.50%, 8/01/42	50,000,000	37,948,000
first subordinate, Series A, 6.00%, 8/01/42	90,000,000	72,485,100
first subordinate, Series A, 6.50%, 8/01/44	10,000,000	8,614,700
first subordinate, Series C, 5.50%, 8/01/40	35,000,000	27,171,550
first subordinate, Series C, 5.25%, 8/01/41	25,065,000	18,408,739
Senior Series C, 5.25%, 8/01/40	7,000,000	5,874,400
		451,943,018
Total Municipal Bonds before Short Term Investments
(Cost $5,384,820,721)		5,414,492,216
Short Term Investments (Cost $3,400,000) 0.1%
Municipal Bonds 0.1%
New York 0.1%
[a] Syracuse IDA Civic Facility Revenue, Syracuse University Project, Series A-2, Daily VRDN
and Put, 0.05%, 12/01/37	3,400,000	3,400,000
Total Investments (Cost $5,388,220,721) 97.4%		5,417,892,216
Other Assets, less Liabilities 2.6%		145,958,495
Net Assets 100.0%		$5,563,850,711

See Abbreviations on page 40.

aVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 29

Franklin New York Tax-Free Income Fund

Financial Statements

Statement of Assets and Liabilities
November 30, 2013 (unaudited)

Assets:
Investments in securities:
Cost	$5,388,220,721
Value	$5,417,892,216
Cash	80,893,390
Receivables:
Capital shares sold	2,608,297
Interest	76,169,349
Other assets	460
Total assets	5,577,563,712
Liabilities:
Payables:
Capital shares redeemed	10,291,844
Management fees	2,107,517
Distribution fees	760,436
Transfer agent fees	419,604
Accrued expenses and other liabilities	133,600
Total liabilities	13,713,001
Net assets, at value	$5,563,850,711
Net assets consist of:
Paid-in capital	$5,613,112,485
Undistributed net investment income	7,024,285
Net unrealized appreciation (depreciation)	29,671,495
Accumulated net realized gain (loss)	(85,957,554)
Net assets, at value	$5,563,850,711
Class A:
Net assets, at value	$4,636,799,747
Shares outstanding	412,223,219
Net asset value per share[a]	$11.25
Maximum offering price per share (net asset value per share ÷ 95.75%)	$11.75
Class C:
Net assets, at value	$728,588,496
Shares outstanding	64,852,831
Net asset value and maximum offering price per share[a]	$11.23
Advisor Class:
Net assets, at value	$198,462,468
Shares outstanding	17,637,327
Net asset value and maximum offering price per share	$11.25

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

30 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin New York Tax-Free Income Fund

Financial Statements (continued)

Statement of Operations
for the six months ended November 30, 2013 (unaudited)

Investment income:
Interest	$136,425,740
Expenses:
Management fees (Note 3a)	13,294,566
Distribution fees: (Note 3c)
Class A	2,367,140
Class C	2,623,025
Transfer agent fees: (Note 3e)
Class A	951,199
Class C	155,955
Advisor Class	42,524
Custodian fees	29,069
Reports to shareholders	89,354
Registration and filing fees	25,362
Professional fees	42,621
Trustees’ fees and expenses	47,188
Other	104,616
Total expenses	19,772,619
Net investment income	116,653,121
Realized and unrealized gains (losses):
Net realized gain (loss) from investments	(32,811,845)
Net change in unrealized appreciation (depreciation) on investments	(378,357,028)
Net realized and unrealized gain (loss)	(411,168,873)
Net increase (decrease) in net assets resulting from operations	$(294,515,752)

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 31

Franklin New York Tax-Free Income Fund

Financial Statements (continued)

Statements of Changes in Net Assets

	Six Months Ended
	November 30, 2013	Year Ended
	(unaudited)	May 31, 2013
Increase (decrease) in net assets:
Operations:
Net investment income	$116,653,121	$239,976,977
Net realized gain (loss) from investments	(32,811,845)	6,782,559
Net change in unrealized appreciation (depreciation) on investments	(378,357,028)	(69,650,878)
Net increase (decrease) in net assets resulting from operations	(294,515,752)	177,108,658
Distributions to shareholders from:
Net investment income:
Class A	(95,152,826)	(201,189,014)
Class B	—	(106,633)
Class C	(13,407,867)	(28,702,832)
Advisor Class	(4,373,723)	(8,276,801)
Total distributions to shareholders	(112,934,416)	(238,275,280)
Capital share transactions: (Note 2)
Class A	(561,340,354)	(51,878,943)
Class B	—	(8,058,219)
Class C	(177,735,267)	61,150,026
Advisor Class	(41,097,669)	39,936,873
Total capital share transactions	(780,173,290)	41,149,737
Net increase (decrease) in net assets	(1,187,623,458)	(20,016,885)
Net assets:
Beginning of period	6,751,474,169	6,771,491,054
End of period	$5,563,850,711	$6,751,474,169
Undistributed net investment income included in net assets:
End of period	$7,024,285	$3,305,580

32 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin New York Tax-Free Income Fund

Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin New York Tax-Free Income Fund (Fund) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company. The Fund offers three classes of shares: Class A, Class C, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active

Semiannual Report | 33

Franklin New York Tax-Free Income Fund

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

b. Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of November 30, 2013, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

c. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

d. Insurance

The scheduled payments of interest and principal for each insured municipal security in the Fund are insured by either a new issue insurance policy or a secondary insurance policy. Some municipal securities in the Fund are secured by collateral guaranteed by an agency of the U.S. government. Depending on the type of coverage, premiums for insurance are either added to the cost basis of the security or paid by a third party.

34 | Semiannual Report

Franklin New York Tax-Free Income Fund

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
d.	Insurance (continued)

Insurance companies typically insure municipal bonds that tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event involving an insurer could have an adverse effect on the value of the securities insured by that insurance company. There is no guarantee the insurer will be able to fulfill its obligations under the terms of the policy.

e. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f. Guarantees and Indemnifications

Under the Fund’s organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At November 30, 2013, there were an unlimited number of shares authorized (without par value).

Transactions in the Fund’s shares were as follows:

	Six Months Ended		Year Ended
	November 30, 2013		May 31, 2013[a]
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	15,597,453	$176,661,828	44,307,258	$538,061,275
Shares issued in reinvestment of
distributions	6,708,213	76,206,223	13,045,200	158,208,101
Shares redeemed	(71,901,284)	(814,208,405)	(61,623,433)	(748,148,319)
Net increase (decrease)	(49,595,618)	$(561,340,354)	(4,270,975)	$(51,878,943)
Class B Shares:
Shares sold			1,401	$16,998
Shares issued in reinvestment of
distributions			7,157	86,639
Shares redeemed			(672,411)	(8,161,856)
Net increase (decrease)			(663,853)	$(8,058,219)

Semiannual Report | 35

Franklin New York Tax-Free Income Fund

Notes to Financial Statements (unaudited) (continued)

2. SHARES OF BENEFICIAL INTEREST (continued)

	Six Months Ended		Year Ended
	November 30, 2013		May 31, 2013[a]
	Shares	Amount	Shares	Amount
Class C Shares:
Shares sold	1,836,791	$20,894,139	14,999,751	$182,041,417
Shares issued in reinvestment of
distributions	1,016,245	11,541,453	2,033,647	24,643,522
Shares redeemed	(18,552,872)	(210,170,859)	(12,008,325)	(145,534,913)
Net increase (decrease)	(15,699,836)	$(177,735,267)	5,025,073	$61,150,026
Advisor Class Shares:
Shares sold	2,141,781	$24,307,391	7,963,433	$96,534,155
Shares issued in reinvestment of
distributions	260,798	2,964,160	500,544	6,072,934
Shares redeemed	(6,024,650)	(68,369,220)	(5,164,365)	(62,670,216)
Net increase (decrease)	(3,622,071)	$(41,097,669)	3,299,612	$39,936,873

[a]Effective March 21, 2013, all Class B Shares were converted to Class A.

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Advisers based on the month-end net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	Over $15 billion, up to and including $17.5 billion
0.380%	Over $17.5 billion, up to and including $20 billion
0.360%	In excess of $20 billion

36 | Semiannual Report

Franklin New York Tax-Free Income Fund

Notes to Financial Statements (unaudited) (continued)

3.	TRANSACTIONS WITH AFFILIATES (continued)
b.	Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are not charged on shares held by affiliates. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.10%
Class C	0.65%

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to unaffiliated
broker/dealers	$209,879
CDSC retained	$187,352

e. Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets.

For the period ended November 30, 2013, the Fund paid transfer agent fees of $1,149,678 of which $526,692 was retained by Investor Services.

Semiannual Report | 37

Franklin New York Tax-Free Income Fund

Notes to Financial Statements (unaudited) (continued)

4. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates.

At May 31, 2013, capital loss carryforwards were as follows:

Capital loss carryforwards subject to expiration[a]:
2016	$2,807,508
2017	7,626,443
2018	7,152,557
Capital loss carryforwards not subject to expiration:
Short term	32,772,676
Total capital loss carryforwards	$50,359,184

aIncludes $17,586,508 from the merged Franklin New York Insured Tax-Free Income Fund, which may be carried over to offset future capital gains, subject to certain limitations.

At November 30, 2013, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$5,390,089,655

Unrealized appreciation	$186,243,950
Unrealized depreciation	(158,441,389)
Net unrealized appreciation (depreciation)	$27,802,561

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of bond discounts and wash sales.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended November 30, 2013, aggregated $195,797,503 and $596,855,412, respectively.

6. CONCENTRATION OF RISK

The Fund invests a large percentage of its total assets in obligations of issuers within New York and U.S. territories. Such concentration may subject the Funds to risks associated with industrial or regional matters, and economic, political or legal developments occurring within New York and U.S. territories. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

38 | Semiannual Report

Franklin New York Tax-Free Income Fund

Notes to Financial Statements (unaudited) (continued)

7. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matures on January 17, 2014. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses on the Statement of Operations. During the period ended November 30, 2013, the Fund did not use the Global Credit Facility.

8. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At November 30, 2013, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 2 inputs.

Semiannual Report | 39

Franklin New York Tax-Free Income Fund

Notes to Financial Statements (unaudited) (continued)

9. NEW ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2013-08, Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements. The ASU modifies the criteria used in defining an investment company under U.S. Generally Accepted Accounting Principles and also sets forth certain measurement and disclosure requirements. Under the ASU, an entity that is registered under the 1940 Act automatically qualifies as an investment company. The ASU is effective for interim and annual reporting periods beginning after December 15, 2013. The Fund is currently reviewing the requirements and believes the adoption of this ASU will not have a material impact on its financial statements.

10. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

ABBREVIATIONS

Selected Portfolio

AGMC	- Assured Guaranty Municipal Corp.	IDA	- Industrial Development Authority/Agency
AMBAC	- American Municipal Bond Assurance Corp.	IDAR	- Industrial Development Authority Revenue
BHAC	- Berkshire Hathaway Assurance Corp.	IDC	- Industrial Development Corp.
CIFG	- CDC IXIS Financial Guaranty	MFH	- Multi-Family Housing
COP	- Certificate of Participation	MFHR	- Multi-Family Housing Revenue
FGIC	- Financial Guaranty Insurance Co.	MTA	- Metropolitan Transit Authority
FHA	- Federal Housing Authority/Agency	NATL	- National Public Financial Guarantee Corp.
FICO	- Financing Corp.	NATL RE	- National Public Financial Guarantee Corp.
GNMA	- Government National Mortgage Association		Reinsured
GO	- General Obligation	PBA	- Public Building Authority
HDC	- Housing Development Corp.	PCR	- Pollution Control Revenue
HFA	- Housing Finance Authority/Agency	XLCA	- XL Capital Assurance
HFAR	- Housing Finance Authority Revenue

40 | Semiannual Report

Franklin New York Tax-Free Income Fund

Shareholder Information

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Semiannual Report | 41

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Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.              N/A

Item 5. Audit Committee of Listed Registrants.        N/A

Item 6. Schedule of Investments.                      N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.               N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                               N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.        N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)  Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)   Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN NEW YORK TAX-FREE INCOME FUND

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer –

 Finance and Administration

Date  January 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer –

 Finance and Administration

Date  January 27, 2014

By /s/GASTON GARDEY

Gaston Gardey

      Chief Financial Officer and

 Chief Accounting Officer

Date  January 27, 2014